INVENTORIES (Schedule of Inventories) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 44,208,096	$ 91,045,461
Work-in-process	27,302,298	39,938,219
Finished goods	121,660,725	226,377,489
Total inventories	$ 193,171,119	$ 357,361,169